REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2018
REGULATORY MATTERS [Abstract]
Schedule of Regulatory Capital
The Bank’s capital amounts and ratios are presented in the following table at December 31, 2018 and 2017:

	Actual		Minimum required for capital adequacy purposes		Required in Order to Be Well Capitalized Under PCA
Dollars in thousands	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2018
Common equity tier 1 capital to risk weighted assets	$51,003	12.36%	$18,563	4.50%	$26,813	6.50%
Total capital to risk weighted assets	55,006	13.34%	33,000	8.00%	41,250	10.00%
Tier 1 capital to risk weighted assets	51,003	12.36%	24,750	6.00%	33,000	8.00%
Tier 1 capital to average assets	51,003	10.85%	18,781	4.00%	23,476	5.00%

December 31, 2017
Common equity tier 1 capital to risk weighted assets	$37,321	10.10%	$16,627	4.50%	$24,017	6.50%
Total capital to risk weighted assets	40,948	11.08%	29,560	8.00%	39,950	10.00%
Tier 1 capital to risk weighted assets	37,321	10.10%	22,170	6.00%	29,560	8.00%
Tier 1 capital to average assets	37,321	9.22%	16,196	4.00%	20,245	5.00%